Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

September 10, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Account”) (Registration Statement Nos.:

333-178750 and 811-22651 Retirement Cornerstone® Series 12.0; Retirement Cornerstone® 13.0

333-182795 and 811-22651 Accumulator Series 11.0

333-182796 and 811-22651 Retirement Cornerstone® Series 1.0, Retirement Cornerstone® Series 11.0

333-182903 and 811-22651 Accumulator Series 13.0

333-190033 and 811-22651 Investment Edge

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2013, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Aggresive Equity;

Multimanager Core Bond;

Multimanager International Equity;

Multimanager Large Cap Core Equity;

Multimanager Large Cap Value;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Multi-Sector Bond;

Multimanager Small Cap Growth;

Multimanager Small Cap Value;

Multimanager Technology.

•	EQ Advisors Trust underlying funds:

All Asset Aggressive-Alt 25;

All Asset Growth-Alt 20;

All Asset Moderate Growth-Alt 15;

AXA Aggresive Strategy;

AXA Balanced Strategy;

AXA Conservative Growth Strategy;

AXA Conservative Strategy;

AXA Growth Strategy;

AXA Moderate Growth Strategy;

AXA Tactical Manager 400;

AXA Tactical Manager 500;

AXA Tactical Manager 2000;

AXA Tactical Manager International;

AXA Ultra Conservative Strategy;

EQ/AllianceBernstein Dynamic Wealth Strategies;

EQ/AllianceBernstein Small Cap Growth;

EQ/AXA Franklin Small Cap Value Core;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Calvert Socially Responsible;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Davis New York Venture;

EQ/Emerging Markets Equity PLUS;

EQ/Equity 500 Index;

EQ/Equity Growth PLUS;

EQ/Franklin Core Balanced;

EQ/Franklin Templeton Allocation;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Global Multi-Sector Equity;

EQ/High Yield Bond;

EQ/Intermediate Government Bond;

EQ/International Core PLUS;

EQ/International Equity Index;

EQ/International ETF;

EQ/International Value PLUS;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Core PLUS;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/Lord Abbett Large Cap Core;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/Mutual Large Cap Equity;

EQ/Natural Resources PLUS;

EQ/Oppenheimer Global;

EQ/PIMCO Global Real Return;

EQ/PIMCO Ultra Short Bond;

EQ/Quality Bond PLUS;

EQ/Real Estate PLUS;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/Templeton Global Equity;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth.

•	AIM Variable Insurance Funds – Series II underlying funds:

INVESCO V.I. Diversified Dividend;

INVESCO V.I. Global Real Estate;

INVESCO V.I. High Yield;

INVESCO V.I. International Growth;

INVESCO V.I. Mid Cap Core Equity;

INVESCO V.I. Small Cap Equity.

•	AllianceBernstein Variable Product Series Fund, Inc. – Class B underlying funds:

AllianceBernstein VPS Balanced Wealth Strategy;

AllianceBernstein VPS International Growth.

•	American Century Variable Portfolios, Inc. – Class II underlying funds:

American Century VP Mid Cap Value.

•	American Funds Insurance Series® – Class 4 Shares:

Protected Asset Allocation FundSM;

Global Small Capitalization FundSM;

New World Fund®;

Protected Asset Allocation Fund.

•	BlackRock Variable Series Funds, Inc. – Class II underlying funds:

BlackRock Global Allocation V.I.;

BlackRock Large Cap Growth V.I

•	Fidelity® Variable Insurance Products Fund – Service Class 2 underlying funds:

Fidelity® VIP Asset Manager: Growth®;

Fidelity® VIP Contrafund®;

Fidelity® VIP Mid Cap;

Fidelity® VIP Strategic Income;

Fidelity® VIP Freedom 2015 Portfolio;

Fidelity® VIP Freedom 2020 Portfolio;

Fidelity® VIP Freedom 2025 Portfolio;

Fidelity® VIP Freedom 2030 Portfolio.

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation.

•	Franklin Templeton Variable Insurance Products Trust – Class 2 underlying funds:

Franklin Income Securities;

Franklin Rising Dividends Securities;

Franklin Strategic Income Securities;

Franklin Templeton VIP Founding Funds Allocation;

Mutual Shares Securities;

Templeton Developing Markets Securities;

Templeton Foreign Securities;

Templeton Global Bond Securities;

Templeton Growth Securities.

•	Goldman Sachs Variable Insurance Trust – Variable Insurance Portfolios underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	Ivy Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Asset Strategy;

Ivy Funds VIP Dividend Opportunities;

Ivy Funds VIP Energy;

Ivy Funds VIP Global Natural Resources;

Ivy Funds VIP High Income;

Ivy Funds VIP Mid Cap Growth;

Ivy Funds VIP Science & Technology;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. underlying funds:

Lazard Retirement Emerging Markets Equity.

•	Lord Abbett Series:

Lord Abbett Bond Debenture;

Lord Abbett Classic Stock;

Lord Abbett Growth Opportunities.

•	MFS® Variable Insurance Trust – Service Class underlying funds:

MFS International Value;

MFS Investors Growth Stock Series;

MFS Investors Trust Series;

MFS Technology;

MFS Utilities Series.

•	Northern Lights Variable Trust:

7TwelveTM Balanced.

•	PIMCO Variable Insurance Trust – Adviser Class underlying funds:

PIMCO VIT CommodityRealReturn® Strategy;

PIMCO VIT Emerging Markets Bond;

PIMCO VIT Real Return;

PIMCO VIT Total Return.

•	ProFunds underlying funds:

ProFund VP Bear;

ProFund VP Biotechnology.

•	T.Rowe Price Equity Series, Inc. underlying funds:

T.Rowe Price Health Sciences Portfolio II.

•	VAN Eck Worldwide Insurance Trust – S Class underlying funds:

VAN Eck VIP Global Hard Assets.

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104